Stockholders Equity (Details 2) - Stock Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Number of Shares, Beginning	1,455,000	1,455,000
Granted	100,000
Exercised
Forfeited
Expired
Number of Shares, Ending	1,555,000	1,455,000
Number of vested shares, Ending	$ 953,000
Weighted Average Exercise Price, Beginning	$ 0.52
Granted	0.02	$ 0.52
Exercised
Forfeited
Expired
Weighted Average Exercise Price, Ending	$ 0.48	$ 0.52
Weighted Average strike price of vested shares, Ending		$ 0.52
Weighted Average Grant date fair value, Ending	745,000	725,000
Weighted Average strike price of vested shares, Ending	$ 0.51
Granted	19,000
Exercised
Forfeited
Expired
Weighted Average Grant date fair value of vested shares, Ending		335,000
Weighted Average remaining life (in years), Beginning	4 years 7 months 2 days
Weighted Average Grant date fair value of vested shares, Ending	487,000
Granted	3 months 29 days	4 years 7 months 2 days
Exercised
Forfeited
Expired
Weighted Average remaining life (in years), Ending	4 years 4 months 6 days	4 years 7 months 2 days
Weighted Average remaining life vested shares, Ending	4 years 8 months 2 days	4 years 7 months 2 days